Proportionate share of income (loss) from PRLP 2011 Holdings, LLC minority interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 42,873	$ 73,478	$ 33,769
Prlp2011 Holdings Llc Joint Venture [Member]
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 3,347	$ 7,128